ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION (Tables)	9 Months Ended
Sep. 30, 2013
ACQUISITION OF AUDIOEYE, INC. BY AUDIOEYE ACQUISITION CORPORATION
Schedule of purchase price allocation

Purchase Price Allocation

Purchase Price:	Cash	$1,125,000
	1,500,000 shares of AEAC stock	375,000	$1,500,000

Add: Net Assets (deficit)			2,752,342	*
Less: Identifiable Intangibles - Patents			(3,551,814)
Goodwill			$700,528

Schedule of net asset (deficit) acquired in acquisition

Net Assets (deficit)

Book Value
at 08/17/12
Current Assets	$109,521
Property, Plant & Equipment, net	7,688
Patents	—
Current Liabilities	(1,517,724)
L/T Liabilities	(1,351,827)
Contingent Liabilities (Note 2)	—
Net Assets (deficit)	$(2,752,342)*